Condensed Statements of Changes in Temporary Equity and Permanent Equity (Deficit) (Parenthetical) - USD ($)		3 Months Ended	7 Months Ended
	Jun. 29, 2021	Sep. 30, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 02, 2021
Common stock, shares forfeiture					825,000
Temporary equity issuance costs		$ 25,000,000
Proceeds from private placement issue		$ 640,000	$ 6,400,000
Common stock, shares outstanding		38,427	38,427
Common Class B [Member]
Common stock, shares outstanding		6,250,000	6,250,000	6,250,000	5,750,000
Common Class B [Member] | Founder [Member]
Common stock, shares forfeiture		825,000	825,000		825,000
Common stock, shares outstanding	6,325,000
Stock issued during period new shares issued	575,000
Common Class B [Member] | Subsequent Event [Member] | Founder [Member]
Common stock, shares outstanding	6,325,000
Stock issued during period new shares issued	575,000
Common Class B [Member] | Subsequent Event [Member] | Founder [Member] | Over-Allotment Option [Member]
Common stock, shares forfeiture	825,000
Common stock, shares outstanding	825,000